Derecognition of financial assets - Summary of Carrying Amount and Fair Value of Transferred Assets Did Not Qualify for Derecognition (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	$ 240,919	$ 177,032
Carrying amount of associated liabilities	240,789	176,945
Fair value of transferred assets	240,305	176,613
Fair value of associated liabilities	240,731	177,398
Fair value of net position	(426)	(785)
Canadian residential mortgage loans [member]
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	34,105	33,948
Carrying amount of associated liabilities	33,975	33,861
Fair value of transferred assets	33,490	33,529
Fair value of associated liabilities	33,916	34,314
Fair value of net position	(426)	(785)
Securities Sold Under Repurchase Agreements [member]
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	202,543	139,249
Carrying amount of associated liabilities	202,543	139,249
Fair value of transferred assets	202,544	139,249
Fair value of associated liabilities	202,544	139,249
Securities Loaned [Member]
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	4,271	3,835
Carrying amount of associated liabilities	4,271	3,835
Fair value of transferred assets	4,271	3,835
Fair value of associated liabilities	$ 4,271	$ 3,835